Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 1,629	$ 1,771
Restricted cash		4
Marketable securities	335	335
Trade accounts receivable, net	939	820
Inventories	1,173	1,251
Deferred tax assets	95	91
Assets held for sale		1
Other current assets	311	407
Total current assets	4,482	4,680
Goodwill	116	76
Other intangible assets, net	195	166
Property, plant and equipment, net	2,287	2,321
Non-current deferred tax assets	437	436
Long-term investments	57	57
Other non-current assets	434	459
Total non-current assets	3,526	3,515
Total assets	8,008	8,195
Current liabilities:
Short-term debt	117	191
Trade accounts payable	620	525
Other payables and accrued liabilities	750	703
Dividends payable to stockholders	59	97
Deferred tax liabilities		2
Accrued income tax	42	42
Total current liabilities	1,588	1,560
Long-term debt	1,334	1,421
Post-employment benefit obligations	347	351
Long-term deferred tax liabilities	9	12
Other long-term liabilities	134	158
Total non-current liabilities	1,824	1,942
Total liabilities	3,412	3,502
Commitment and contingencies
Parent company stockholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 911,030,420 shares issued, 883,410,506 shares outstanding)	1,157	1,157
Capital surplus	2,818	2,779
Retained earnings	431	525
Accumulated other comprehensive income	371	460
Treasury stock	(242)	(289)
Total parent company stockholders' equity	4,535	4,632
Noncontrolling interest	61	61
Total equity	4,596	4,693
Total liabilities and equity	$ 8,008	$ 8,195